Leases - Schedule of Balance Sheet Classification of Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Right-of-use assets	$ 7,491	$ 3,110
Lease liabilities, current	4,412	1,788
Lease liabilities, non-current	3,412	1,634
Total lease liability	$ 7,824	$ 3,422